Fair value measurement	12 Months Ended
Dec. 31, 2014
Fair value measurement
Fair value measurement

5.Fair value measurement

As of December 31, 2013 and 2014, information about inputs into the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents:
Time deposits	4,605,262	—	4,605,262	—
Restricted cash	1,887,387	—	1,887,387	—
Short-term investments
Wealth management product	1,903,224	—	1,903,224	—
Total assets	8,395,873	—	8,395,873	—

		Fair value measurement at reporting date using
Description	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents:
Time deposits	4,323,900	—	4,323,900	—
Restricted cash	3,038,286	—	3,038,286	—
Short-term investments
Time deposits	10,402,301	—	10,402,301	—
Wealth management product	1,759,342	—	1,759,342	—
Investment securities
Listed equity securities	434,118	434,118	—	—
Total assets	19,957,947	434,118	19,523,829	—

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports on its consolidated balance sheets at fair value on a recurring basis.

As of December 31, 2013 and 2014, gross unrealized gains of nil and RMB14,512 and gross unrealized losses of Nil and RMB1,527 were recorded on listed equity securities and gross unrealized gains of RMB23,224 and RMB24,344 were recorded on wealth management, respectively. No impairment charges were recorded for years ended December 31, 2013 and 2014, respectively.

Cash equivalents

Time deposits. The Group values its time deposits held in certain bank accounts using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Restricted cash

Restricted cash are valued based on the pervasive interest rate in the market, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Short-term investments

Wealth management product. The Group values its wealth management product using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2.

Available for sale securities

Listed equity securities. The Group values its listed equity securities using quoted prices for the underlying securities in active markets, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.

Other financial instruments

The followings are other financial instruments not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables. Accounts receivable, loan receivable and prepayments and other assets are financial assets with carrying values that approximate fair value due to their short-term nature. Accounts payable, advance from customers, accrued expenses and other liabilities and deferred revenues are financial liabilities with carrying values that approximate fair value due to their short-term nature.

Short-term bank loans. The rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term bank loans.

Prepayments and other assets in non-current assets. Prepayments and other assets in non-current assets are financial assets with carrying values that approximates fair value due to the change in fair value after considering the discount rate. The Group estimated fair values of non-current prepayments and other assets using the discount cash flow method. The Group classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Assets and liabilities measured at fair value on a nonrecurring basis

Goodwill. The inputs used to measure the estimated fair value of goodwill are classified as a Level 3 fair value measurement due to the significance of unobservable inputs using company-specific information. The valuation methodology used to estimate the fair value of goodwill is discussed in Note 7 —“Business Combination”.

Other Investments. As of December 31, 2013 and 2014, the Company held approximately RMB36,502 and RMB586,959, respectively, of investments in equity securities of privately-held companies that are accounted for using the cost method. These investments are included within investment in equity investees on the consolidated balance sheets. Such investments are reviewed periodically for impairment using fair value measurements.